Condensed Consolidated Statements of Operations and Comprehensive Loss (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues:
License revenue—related party	$ 924	$ 1,173	$ 2,369	$ 5,242	$ 6,417	$ 1,476
Operating expenses:
Research and development	7,960	7,218	24,060	19,548	29,379	12,606
General and administrative	8,723	2,209	13,527	4,706	6,743	1,956
Total operating expenses	16,683	9,427	37,587	24,254	36,122	14,562
Loss from operations	(15,759)	(8,254)	(35,218)	(19,012)	(29,705)	(13,086)
Other income/(expense):
Interest income	1,027	416	2,320	505	1,145	3
(Loss)/gain on currency exchange, net	(16)	56	(53)	156	136	(26)
Other expense	(15)	(2)	(41)	(9)	(52)	0
Total other income	996	470	2,226	652	1,229	(23)
Net loss	$ (14,763)	$ (7,784)	$ (32,992)	$ (18,360)	$ (28,476)	$ (13,109)
Net loss per share attributable to common stockholders, basic	$ (3.78)	$ (8.9)	$ (17.4)	$ (21)	$ (32.57)	$ (15.01)
Net loss per share attributable to common stockholders, diluted	$ (3.78)	$ (8.9)	$ (17.4)	$ (21)	$ (32.57)	$ (15.01)
Weighted-average number of common shares outstanding, used in computing net loss per common share, basic	3,906,886	874,327	1,896,605	874,138	874,234	873,471
Weighted-average number of common shares outstanding, used in computing net loss per common share, diluted	3,906,886	874,327	1,896,605	874,138	874,234	873,471
Comprehensive loss:
Net loss	$ (14,763)	$ (7,784)	$ (32,992)	$ (18,360)	$ (28,476)	$ (13,109)
Other comprehensive income/(loss):
Change in unrealized losses related to available-for-sale debt securities	15	(150)	157	(150)	(161)	0
Total other comprehensive income/(loss)	15	(150)	157	(150)	(161)	0
Total comprehensive loss	$ (14,748)	$ (7,934)	$ (32,835)	$ (18,510)	$ (28,637)	$ (13,109)